Net finance costs (Tables)	12 Months Ended
Jun. 30, 2025
Net finance costs
Schedule of net finance costs, finance income

		2025	2024	2023
for the year ended 30 June	Note	Rm	Rm	Rm
Finance income
Notional interest		12	—	—
Interest received on		2 913	3 226	2 253
other long-term investments		77	63	58
loans and receivables		200	143	89
cash and cash equivalents		2 636	3 020	2 106
Per income statement		2 925	3 226	2 253
Less: notional interest		(12)	—	—
Less: interest received on tax		(95)	(15)	(11)
Per the statement of cash flows		2 818	3 211	2 242
Finance costs
Debt		8 178	8 952	7 408
Interest on lease liabilities		1 669	1 557	1 451
Other		201	203	146
		10 048	10 712	9 005
Amortisation of loan costs	13	126	161	212
Notional interest		1 171	1 198	1 116
Total finance costs		11 345	12 071	10 333
Amounts capitalised to assets under construction, a class of property, plant and equipment	16	(1 883)	(1 644)	(1 074)
Per income statement		9 462	10 427	9 259
Total finance costs before amortisation of loan costs and notional interest		10 048	10 712	9 005
Add: amortisation of modification (loss)/gain		(1)	—	194
Less: unwinding of loans costs¹		—	—	(144)
Less: interest accrued on long-term debt, lease liabilities and short-term debt		(2 035)	(2 071)	(1 966)
Less: interest raised on tax payable		(14)	(3)	(6)
Per the statement of cash flows		7 998	8 638	7 083
1	RCF loan costs expensed in 2023 upon refinancing of banking facilities.

Schedule of net finance costs, finance costs

		2025	2024	2023
for the year ended 30 June	Note	Rm	Rm	Rm
Finance income
Notional interest		12	—	—
Interest received on		2 913	3 226	2 253
other long-term investments		77	63	58
loans and receivables		200	143	89
cash and cash equivalents		2 636	3 020	2 106
Per income statement		2 925	3 226	2 253
Less: notional interest		(12)	—	—
Less: interest received on tax		(95)	(15)	(11)
Per the statement of cash flows		2 818	3 211	2 242
Finance costs
Debt		8 178	8 952	7 408
Interest on lease liabilities		1 669	1 557	1 451
Other		201	203	146
		10 048	10 712	9 005
Amortisation of loan costs	13	126	161	212
Notional interest		1 171	1 198	1 116
Total finance costs		11 345	12 071	10 333
Amounts capitalised to assets under construction, a class of property, plant and equipment	16	(1 883)	(1 644)	(1 074)
Per income statement		9 462	10 427	9 259
Total finance costs before amortisation of loan costs and notional interest		10 048	10 712	9 005
Add: amortisation of modification (loss)/gain		(1)	—	194
Less: unwinding of loans costs¹		—	—	(144)
Less: interest accrued on long-term debt, lease liabilities and short-term debt		(2 035)	(2 071)	(1 966)
Less: interest raised on tax payable		(14)	(3)	(6)
Per the statement of cash flows		7 998	8 638	7 083
1	RCF loan costs expensed in 2023 upon refinancing of banking facilities.